UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2010

Date of reporting period: March 31, 2010

Item 1. Report to Stockholders.

Poplar Forest Partners Fund

A Series of Advisors Series Trust

www.poplarforestfunds.com

Semi-Annual Report
March 31, 2010

POPLAR FOREST PARTNERS FUND

April 28, 2010

To my partners,

As 2009 came to a close, we launched a new mutual fund – Poplar Forest Partners Fund.  The Fund started with a bit over $10 million in assets as interests in a small limited partnership were exchanged for mutual fund shares.  Since then, our client partners have invested in excess of another $9.5 million in the new Fund.  As this is our first formal communication since launch day, I’d like to welcome all our new client partners and thank those who converted limited partnership interests into Fund shares.  Thank you for your confidence in Poplar Forest Capital!

We were optimistic heading into the New Year and we’re pleased to report that optimism has been rewarded.  In the first three months of 2010, the Poplar Forest Partners Fund generated a 10.20% return as compared to the 5.39% total return of the S&P 500® Index.  While we are pleased with our start to the year, we also know there will be future periods when our results are not so rewarding.  As a reminder, our long-term goal is double digit annual returns 2-3% ahead of the S&P 500® Index.

Results and Portfolio Changes – Total Returns as of March 31, 2010

	1Q	Since Inception
	2010	(12/31/09)
Poplar Forest Partners Fund:
Class A shares; with load	+4.67%	+4.67%
Class A shares; without load	+10.20%	+10.20%
Institutional Class shares	+10.24%	+10.24%
S&P 500® Index	+5.39%	+5.39%

Expense Ratio A Shares: 2.76% Gross; 1.25% Net of fee waiver
Expense Ratio Institutional Shares: 2.51% Gross; 1.00% Net of fee waiver

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 877-522-8860.  Performance for Class A Shares with load reflects a maximum 5.00% sales charge.  Class A shares without load does not take into account any sales charges.  If reflected, the load would reduce the performance.  The Adviser has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through January 31, 2011.

While we had gains in every economic sector of the portfolio, the biggest positive contributors were our consumer cyclical investments.  The biggest positive contributors to our results were DineEquity (up 63%), Time Warner Cable (up 29%)

POPLAR FOREST PARTNERS FUND

and Carnival Corp. (up 23%).  The biggest headwinds to our results were Texas Instruments (down 6%) and Microsoft (down 4%).

During the quarter, we liquidated our investments in Pfizer, Estee Lauder and Walgreen and invested the proceeds in Lincoln National, Kraft Foods and a third company whose shares we are currently in the process of accumulating.  While I’m sure most of you are familiar with Kraft, you may not know as much about Lincoln National.  Lincoln is an insurance company with a major presence in the annuity market.  Lincoln got quite beaten up during the financial crisis, but their business has recovered nicely.  While the stock is up a lot from the depths of the crisis, we were excited to have the opportunity to invest in this business at around eight times depressed earnings and 80% of book value.

Outlook

We continue to be optimistic about the future.  We have a portfolio of 30 investments that appear to offer attractive absolute and relative return potential.  Economic recovery appears to be on track and the Fed has begun the process of removing extraordinary support from the system.  That said, I expect bumps in the road ahead.  I also know that we will make mistakes and I do not expect our returns to continue at the rate of the last quarter.  All I can promise is that we will continue to work hard and we will invest your money the same way we invest our own.

In addition to the material in this brief letter, you can find additional information on the Fund’s website www.PoplarForestFunds.com.  Shortly after the end of each quarter, we plan to post a more extensive note which you will find labeled “Quarterly Commentary”.  The letter covering the first quarter shares some parallels we see between fishing and investing and I hope you find it a helpful addition to this semi-annual report.

To our new client partners I say: “Welcome aboard!”  And, as always, I want to thank each of you for the trust you’ve placed in us.  Thank you for joining me in this exciting venture.

J. Dale Harvey

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in debt securities which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund may invest in medium-sized companies, which involve additional risks such as limited liquidity and greater volatility than larger companies.

POPLAR FOREST PARTNERS FUND

The information provided herein represents the opinion of J. Dale Harvey and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change at any time, and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.  It is not possible to invest directly in an index.

Book value: net asset value of a company, calculated by subtracting total liabilities from total assets.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor.

POPLAR FOREST PARTNERS FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2010 (Unaudited)

Percentages represent market value as a percentage of total investments.

POPLAR FOREST PARTNERS FUND

EXPENSE EXAMPLE – March 31, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Poplar Forest Partners Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/31/09 – 3/31/10).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% and 1.00% per the advisory agreement for the Poplar Forest Partners Fund – Class A shares and the Poplar Forest Partners Fund – Institutional Class shares, respectively.  You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

POPLAR FOREST PARTNERS FUND

EXPENSE EXAMPLE – March 31, 2010 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/31/09	3/31/10	12/31/09 – 3/31/10*
Class A Shares
Actual	$1,000.00	$1,102.00	$3.24
Hypothetical (5% return	$1,000.00	$1,009.25	$3.10
before expenses)
Institutional Class Shares
Actual	$1,000.00	$1,102.40	$2.59
Hypothetical (5% return	$1,000.00	$1,009.86	$2.48
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account values over the period, multiplied by 90 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the Poplar Forest Partners Fund – Class A shares and the Poplar Forest Partners Fund – Institutional Class shares are 1.25% and 1.00%, respectively.

POPLAR FOREST PARTNERS FUND

SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares	COMMON STOCKS – 98.0%	Value

	Administrative and Support Services – 4.1%
24,500	Robert Half International, Inc.	$745,535

	Apparel Manufacturing – 4.1%
26,500	Cintas Corp.	744,385

	Chemical Manufacturing – 7.7%
14,000	Abbott Laboratories	737,520
24,500	Bristol-Myers Squibb Co.	654,150
		1,391,670
	Clothing and Clothing Accessories Stores – 2.7%
9,000	Ross Stores, Inc.	481,230

	Computer and Electronic
	Product Manufacturing – 9.4%
5,500	International Business Machines Corp.	705,375
10,200	Texas Instruments Inc.	249,594
27,500	Tyco Electronics Ltd. (a)	755,700
		1,710,669
	Credit Intermediation and Related Activities – 6.2%
42,000	Bank of America Corp.	749,700
94,500	Citigroup Inc. (b)	382,725
		1,132,425
	Food Manufacturing – 1.2%
7,500	Kraft Foods Inc. – Class A	226,800

	Food Services and Drinking Places – 2.3%
10,500	DineEquity, Inc. (b)	415,065

	Furniture and Related
	Product Manufacturing – 1.0%
8,800	Leggett & Platt, Inc.	190,432

	Insurance Carriers and Related Activities – 10.9%
20,000	Aetna Inc.	702,200
24,000	Axis Capital Holdings Ltd. (a)	750,240
17,500	Lincoln National Corp.	537,250
		1,989,690
	Machinery Manufacturing – 4.1%
41,000	General Electric Co.	746,200

	Merchant Wholesalers, Nondurable Goods – 3.1%
33,500	SUPERVALU INC.	558,780

The accompanying notes are an integral part of these financial statements.

POPLAR FOREST PARTNERS FUND

SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited), Continued

Shares		Value
	Miscellaneous Manufacturing – 7.4%
13,000	Baxter International Inc.	$756,600
13,000	Medtronic, Inc.	585,390
		1,341,990
	Personal and Laundry Services – 1.0%
7,000	Weight Watchers International, Inc.	178,710

	Petroleum and Coal Products Manufacturing – 2.0%
12,000	Sunoco, Inc.	356,520

	Printing and Related Support Activities – 7.8%
18,500	Avery Dennison Corp.	673,585
34,500	R.R. Donnelley & Sons Co.	736,575
		1,410,160
	Professional, Scientific, and
	Technical Services – 4.1%
19,000	Omnicom Group Inc.	737,390

	Publishing Industries – 10.7%
14,000	McGraw-Hill Companies, Inc.	499,100
25,000	Microsoft Corp.	731,750
27,500	Oracle Corp.	706,475
		1,937,325
	Telecommunications – 4.5%
15,500	Time Warner Cable Inc.	826,305

	Water Transportation – 3.7%
17,500	Carnival Corp.	680,400
	TOTAL COMMON STOCKS (Cost $16,327,322)	17,801,681

	SHORT-TERM INVESTMENTS – 1.5%
279,486	Fidelity Institutional Money Market
	Portfolio – Select Class, 0.16% (c)	279,486
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $279,486)	279,486
	Total Investments in Securities
	(Cost $16,606,808) – 99.5%	18,081,167
	Other Assets in Excess of Liabilities – 0.5%	92,714
	NET ASSETS – 100.0%	$18,173,881

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day yield at March 31, 2010.

The accompanying notes are an integral part of these financial statements.

POPLAR FOREST PARTNERS FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2010 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $16,606,808)	$18,081,167
Receivables
Fund shares issued	87,106
Dividends and interest	28,394
Due from Adviser (Note 4)	3,098
Prepaid expenses	11,592
Total assets	18,211,357
LIABILITIES
Payables
Due to Custodian	4,000
12b-1 fees (Class A shares)	4,244
Custody fees	1,044
Administration fees	3,822
Transfer agent fees and expenses	5,825
Audit fees	6,494
Shareholder reporting	1,319
Fund accounting fees	6,585
Chief Compliance Officer fee	1,967
Legal fees	2,107
Accrued expenses	69
Total liabilities	37,476
NET ASSETS	$18,173,881
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$10,181,866
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	369,627
Net asset value and redemption price per share	$27.55
Maximum offering price per share
(Net asset value per share divided by 95.00%)	$29.00
Institutional Class Shares
Net assets applicable to shares outstanding	$7,992,015
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	289,967
Net asset value, offering and redemption price per share	$27.56
COMPONENTS OF NET ASSETS
Paid-in capital	$16,678,678
Accumulated net investment income	36,095
Accumulated net realized loss from investments	(15,251)
Net unrealized appreciation on investments	1,474,359
Net assets	$18,173,881

The accompanying notes are an integral part of these financial statements.

POPLAR FOREST PARTNERS FUND

STATEMENT OF OPERATIONS For the Period Ended March 31, 2010 (Unaudited)

December 31, 2009*
through
March 31, 2010
INVESTMENT INCOME
Income
Dividends	$72,339
Interest	108
Total income	72,447
Expenses
Advisory fees (Note 4)	32,108
Administration fees (Note 4)	11,096
Transfer agent fees and expenses (Note 4)	10,384
Fund accounting fees (Note 4)	9,921
Audit fees	6,494
12b-1 fees - Class A shares (Note 5)	4,244
Chief Compliance Officer fee (Note 4)	2,967
Legal fees	2,143
Trustees fees	1,649
Custody fees (Note 4)	1,436
Printing and mailing expense	1,319
Registration fees	914
Miscellaneous	462
Total expenses	85,137
Less: Expenses waived and reimbursed by Adviser (Note 4)	(48,785)
Net expenses	36,352
Net investment income	36,095

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from investments	(15,251)
Net change in unrealized appreciation on investments	1,474,359
Net realized and unrealized gain on investments	1,459,108
Net Increase in Net Assets Resulting from Operations	$1,495,203

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

POPLAR FOREST PARTNERS FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

December 31, 2009*
through
March 31, 2010
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$36,095
Net realized loss from investments	(15,251)
Net change in unrealized appreciation on investments	1,474,359
Net increase in net assets resulting from operations	1,495,203

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	16,678,678
Total increase in net assets	18,173,881

NET ASSETS
Beginning of period	—
End of period	$18,173,881
Accumulated net investment income	$36,095

(a)	A summary of share transactions is as follows:

Class A Shares
	December 31, 2009*
	through
	March 31, 2010
	Shares	Paid-in Capital
Shares sold	369,627	$9,375,721
Net increase	369,627	$9,375,721

Institutional Class Shares
	December 31, 2009*
	through
	March 31, 2010
	Shares	Paid-in Capital
Shares sold	289,967	$7,302,957
Net increase	289,967	$7,302,957

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

POPLAR FOREST PARTNERS FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional
Class A Shares	Class Shares
December 31, 2009*	December 31, 2009*
through	through
March 31, 2010	March 31, 2010
(Unaudited)	(Unaudited)

Net asset value, beginning of period	$25.00		$25.00

Income from investment operations:
Net investment income	0.07	^	0.08	^
Net realized and unrealized gain on investments	2.48		2.48
Total from investment operations	2.55		2.56
Net asset value, end of period	$27.55		$27.56

Total return	10.20%	+	10.24%	+

Ratios/supplemental data:
Net assets, end of period (thousands)	$10,182		$7,992

Ratio of expenses to average net assets:
Before expense reimbursement	2.76%	++	2.53%	++
After expense reimbursement	1.25%	++	1.00%	++

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(0.47%)	++	(0.31%)	++
After expense reimbursement	1.04%	++	1.22%	++

Portfolio turnover rate	3.43%	+	3.43%	+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

POPLAR FOREST PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

The Poplar Forest Partners Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is to seek long-term growth of capital.  The Fund currently offers Class A shares and Institutional Class shares.  Class A shares are subject to a maximum sales load of 5.00%, which decreases depending on the amount invested.  The Fund’s Class A shares and Institutional Class shares commenced operations on December 31, 2009.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is

POPLAR FOREST PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2010 (Unaudited), Continued

determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Derivatives:  The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period ended March 31, 2010, the Fund did not hold any derivative instruments.

G.
Events Subsequent to the Fiscal Period End:  The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.

Management has evaluated fund related events and transactions that occurred subsequent to March 31, 2010.  There were no events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements.

POPLAR FOREST PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2010 (Unaudited), Continued

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Fund’s investments are carried at fair value.  Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in other mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security,

POPLAR FOREST PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2010 (Unaudited), Continued

size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Notes:  Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and
Food Services	$415,065	$—	$—	$415,065
Administrative Support
and Waste Management	745,535	—	—	745,535
Finance and Insurance	3,122,115	—	—	3,122,115
Information	2,763,630	—	—	2,763,630
Manufacturing	8,118,826	—	—	8,118,826
Other Services	178,710	—	—	178,710
Professional, Scientific,
and Technical Services	737,390	—	—	737,390
Retail Trade	481,230	—	—	481,230
Transportation
and Warehousing	680,400	—	—	680,400
Wholesale Trade	558,780	—	—	558,780
Total Equity	17,801,681	—	—	17,801,681
Short-Term Securities	279,486			279,486
Total Investments
in Securities	$18,081,167	$—	$—	$18,081,167

New Accounting Pronouncement:  In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.

POPLAR FOREST PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2010 (Unaudited), Continued

Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended March 31, 2010, Poplar Forest Capital, LLC (the “Adviser”) provided the Fund with investment management services under an Investment Advisory Agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the period ended March 31, 2010, the Fund incurred $32,108 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.25% and 1.00% of average daily net assets of the Fund’s Class A and Institutional Class shares, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended March 31, 2010, the Adviser reduced its fees in the amount of $48,785; no amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $48,785 at March 31, 2010.  The expense limitation will remain in effect through at least January 31, 2011, and may be terminated only by the Trust’s Board of Trustees.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the period ended March 31, 2010, the Fund incurred $11,096 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the

POPLAR FOREST PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2010 (Unaudited), Continued

Fund’s custodian.  For the period ended March 31, 2010, the Fund incurred $9,921, $8,901, and $1,436 in fund accounting, transfer agency (excluding out-of-pocket expenses), and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the period ended March 31, 2010, the Fund was allocated $2,967 of the Chief Compliance Officer fee.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended March 31, 2010, the Class A shares paid the Distributor $4,244.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2010, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,029,041 and $442,590, respectively.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund made no distributions during the period ended March 31, 2010.

POPLAR FOREST PARTNERS FUND

NOTICE TO SHAREHOLDERS at March 31, 2010 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-522-8860 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-877-522-8860.

POPLAR FOREST PARTNERS FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 10, 2009, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial Advisory Agreement for the Poplar Forest Partners Fund for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services expected to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Poplar Forest Partners Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser that would be involved in the day-today activities of the Poplar Forest Partners Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record and the Adviser’s business continuity plan.  The Board also considered the Adviser’s business plan, noting that the Adviser had been managing private institutional accounts with substantially similar objectives, policies, strategies and risks as the Poplar Forest Partners Fund since September 2007.  After discussion, the Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Poplar Forest Partners Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its respective peer group, as well as the fees and expenses for similar types of accounts managed by the Adviser.  The Board viewed such information as a whole as useful in assessing whether the Adviser would be able to provide services at a cost that was competitive with other similar funds.  The Trustees also took into account the proposed expense waiver.

The Board noted that the Adviser was agreeing to waive its fees or reimburse the Poplar Forest Partners Fund for certain of the Fund’s expenses to the extent necessary to maintain an annual expense ratio of 1.25% for Class A shares and

POPLAR FOREST PARTNERS FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

1.00% for Institutional Class shares.  The Board noted that the Fund’s expected total operating expenses, which include a Rule 12b-1 Plan fee for Class A shares, were below its peer group average for both Class A and the Institutional Class, although the expected total operating expenses for Class A shares was above the peer group median while the Institutional Class’ total operating expenses was below the peer group median.  The Board also noted that the expected contractual advisory fee was above its peer group median and average, although the contractual advisory fee was equal to the fee charged by the Adviser to its other investment management clients.

The Board concluded that the fees to be received by the Adviser were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Adviser as the assets of the Poplar Forest Partners Fund grew.  The Board noted that the Adviser would be contractually agreeing to reduce its advisory fees or reimburse expenses indefinitely, but in no event for less than a one year term, so that the Poplar Forest Partners Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared by the Adviser at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Adviser from its relationship with the Poplar Forest Partners Fund.  The Board reviewed the Adviser’s financial information and took into account both the expected direct benefits and the indirect benefits to the Adviser from advising the Poplar Forest Partners Fund.  The Board considered the expected profitability to the Adviser from its relationship with the Poplar Forest Partners Fund and considered any additional benefits that may be derived by the Adviser from its relationship with the Poplar Forest Partners Fund, such as “soft dollar” benefits that may be received in exchange for Fund brokerage and Rule 12b-1 fees.  After such review, the Board determined that the expected profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser should be able to maintain adequate profit levels to support the services it provides to the Poplar Forest Partners Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with Poplar, including advisory fees, was fair and reasonable to the Fund.  The Board, which includes a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

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Advisor
Poplar Forest Capital, LLC
70 South Lake Avenue, Suite 930
Pasadena, CA 91101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 522-8860

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-877-522-8860.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   5/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   5/28/10

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   5/28/10

* Print the name and title of each signing officer under his or her signature.